Financial Instruments	12 Months Ended
Oct. 31, 2019
Financial Instruments
Financial Instruments

23.	Financial Instruments

Market Risk

i)	Currency Risk

As at October 31, 2019, the Company has accounts payable of CAD$564,663 (2018 – $nil), accrued liabilities of CAD$100,435 (2018 - $nil) and convertible debentures of CAD$3,000,000 (2018 - $nil). The Company is exposed to the risk of fluctuation in the rate of exchange between the Canadian Dollar and the United States Dollar. It is management’s opinion that this risk is not material.

ii)	Interest Rate Risk

At October 31, 2019 and October 31, 2018, the Company’s exposure to interest rate risk relates to long-term debt, convertible promissory notes, and finance lease obligations, but its interest rate risk is limited as the aforementioned financial instruments are fixed interest rate instruments.

iii)	Credit Risk

Credit risk is derived from cash and trade accounts receivable. The Company places its cash in deposit with United States financial institutions. The Company has established a policy to mitigate the risk of loss related to granting customer credit.

The carrying amount of cash and trade accounts receivable represents the Company’s maximum exposure to credit risk, which amounted to $174,114 (October 31, 2018 - $1,079,551) as at October 31, 2019. The allowance for doubtful accounts at October 31, 2019 is $129,131 (October 31, 2018 - $106,443).

As at October 31, 2019 and October 31, 2018, the Company’s trade accounts receivable were aged as follows:

	October 31, 2019	October 31, 2018
Current	$51,672	$129,157
1-30 days	500	114,821
31 days- older	176,147	115,373
Allowance for doubtful accounts	(129,131)	(106,443)
	$99,188	$252,908

The change in the provision for expected credit losses is as follows:

	October 31, 2019	October 31, 2018
Balance, beginning of the year	$106,443	$-
Additional allowance	121,793	111,528
Amounts collected	(66,902)	-
Amounts used	(32,203)	(5,085)
Balance, end of year	$129,131	$106,443

iv)	Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its current obligations as they become due. The majority of the Company’s accounts payable and accrued liabilities are payable in less than 90 days. The Company prepares annual budgets and monitors expenditures to manage short-term liquidity. Due to the nature of the Company’s activities, funding for long-term liquidity needs is dependent on the Company’s ability to obtain additional financing through various means, including equity financing. At October 31, 2019, the Company has current assets of $1,432,962 (October 31, 2018 - $2,869,694) and current liabilities of $4,142,489 (October 31, 2018 - $3,321,239), which resulted in working deficit of $2,709,527 (October 31, 2018 - working capital deficit of $451,545). At October 31, 2019 the Company had cash of $74,926.

The contractual maturities of the Company’s accounts payable and accrued liabilities, convertible promissory notes, long-term debt, and finance lease payable occurs over the next three years as follows:

	Year 1	Years 2-3
Accounts payable and accrued liabilities	$1,526,855	$180,799
Current portion of long-term debt	150,000	-
Convertible debentures	1,995,609	-
Unearned revenue	35,000	-
Interest payable	55,829	-
Deferred rent	-	24,505
Finance leases payable	129,876	12,329
Derivative liabilities	249,320	-
	$4,142,489	$217,633

v)	Fair Values

The carrying amounts for the Company’s cash, accounts receivable, accounts payable and accrued liabilities, amounts due to employee/director, promissory notes and convertible promissory notes approximate their fair values because of the short-term nature of these items.

vi)	Fair Value Hierarchy

A number of the Company’s accounting policies and disclosures require the measurement of fair valued for both financial and non-financial assets and liabilities. The Company has an established framework, which includes team members who have overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values. When measuring the fair value of an asset or liability, the Company uses observable market data as far as possible. The Company regularly assesses significant unobservable inputs and valuation adjustments. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

●	Level 1: unadjusted quoted prices in active markets for identical assets or liabkilities;

●	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; or

●	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The carrying values of the financial instruments at October 31, 2019 are summarized in the following table:

	Amortized Cost	FVTPL	Total
Financial Assets
Cash and cash equivalents	$74,926	$-	$74,926
Accounts receivable, net	99,188	-	99,188
Other receivable	35,235	-	35,235
Financial Liabilities
Accounts payable and accrued liabilities	$1,707,654	$-	$1,707,654
Finance lease payable	142,205	-	142,205
Convertible debentures	1,995,609	-	1,995,609
Short-term debt	150,000	-	150,000
Interest payable	55,829	-	55,829
Derivative liabilities	-	249,320	249,320

During the period ended October 31, 2019 there were no transfers of amounts between levels.